Cover	9 Months Ended
Sep. 30, 2025
Cover [Abstract]
Entity Registrant Name	AMERICAS GOLD AND SILVER CORPORATION
Entity Central Index Key	0001286973
Document Type	6-K/A
Amendment Flag	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Sep. 30, 2025
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2025
Entity File Number	001-37982
Entity Address Address Line 1	145 King Street West
Entity Address Address Line 2	Suite 2870
Entity Address City Or Town	Toronto
Entity Address State Or Province	ON
Entity Address Country	CA
Entity Address Postal Zip Code	M5H 1J8
Amendment Description	We are amending our Report of Foreign Private Issuer on Form 6-K originally furnished to the U.S. Securities and Exchange Commission on November 10, 2025 (the “Original Filing”), for the purpose of (i) including as exhibits the condensed interim consolidated financial statements and the XBRL Data Files for such condensed interim consolidated financial statements. The XBRL Data Files should be read in conjunction with the condensed interim consolidated financial statements included in the Form 6-K furnished on November 10, 2025, and included again in this amendment (the “Amendment”) as Exhibit 99.1 and (ii) to correct an inadvertent typographical error on page 21 of the condensed interim consolidated financial statements included in the Form 6-K furnished on November 10, 2025, and included again in this amendment (the “Amendment”) as Exhibit 99.1. Other than as expressly set forth above, this Amendment does not, and does not purport to, amend, update or restate the information in any other item of the Form 6-K, or reflect any events that have occurred after the time of the Form 6-K.